Investments and Interests in Other Entities - Summary of Investment and Interests in Other Entities (Details) R$ in Thousands			12 Months Ended
	Jul. 24, 2020 USD ($) item	Jul. 24, 2020 BRL (R$) item	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Investments and Interests in Other Entities
Investments and interests in other entities, beginning balance			R$ 48,574	R$ 11,862
Capital contributions			14,170	14,200
Acquisition from a minority shareholder			18,458	27,653
Fair value on investment			(16)
Loss of changes in ownership				319
Share of loss of equity-accounted investees			409	(1,800)
Consolidation on the acquisition of control			(71,941)	(3,660)
Investments and interests in other entities, ending balance			9,654	48,574
Financial assets at fair value through profit or loss,
Investments and Interests in Other Entities
Investments and interests in other entities, ending balance			9,654
Financial assets at fair value through profit or loss, | Bewater Ventures I GA Fundo de Investimento em Participaes Multiestratgia
Investments and Interests in Other Entities
Payments to acquire investments	$ 9,670,000	R$ 9,670
Number of Class B quotas purchased	9,670	9,670
Percentage on acquisition of additional interest in equity	14.48%	14.48%
Geekie
Investments and Interests in Other Entities
Investments and interests in other entities, beginning balance			45,525
Capital contributions			4,500
Acquisition from a minority shareholder			18,458
Share of loss of equity-accounted investees			559
Consolidation on the acquisition of control			R$ (69,042)
Investments and interests in other entities, ending balance				45,525
Ownership interest held			56.06%
WPensar S.A.
Investments and Interests in Other Entities
Investments and interests in other entities, beginning balance			R$ 3,049
Share of loss of equity-accounted investees			(150)
Consolidation on the acquisition of control			R$ (2,899)
Investments and interests in other entities, ending balance				3,049
Ownership interest held			100.00%
Bewater S.A.
Investments and Interests in Other Entities
Investments and interests in other entities, beginning balance			R$ 0
Capital contributions			9,670
Fair value on investment			(16)
Investments and interests in other entities, ending balance			R$ 9,654	R$ 0
Bewater S.A. | Financial assets at fair value through profit or loss, | Bewater Ventures I GA Fundo de Investimento em Participaes Multiestratgia
Investments and Interests in Other Entities
Equity interest held (as a percent)			14.48%